Other Payables and Accrued Liabilities (Details) - Schedule of Other Payables and Accrued Liabilities - USD ($)		Sep. 30, 2024	Jun. 30, 2024	Jun. 30, 2023
Schedule of Other Payables and Accrued Liabilities [Abstract]
Payroll and payable tax payable		$ 3,420	$ 50,554
Interest payable		147,711	267,945	$ 3,500
Professional fee payable		621,489	59,473
Accrued warranty expenses		133,279	48,361
Excise tax payable*	[1]	556,620
Others		18,800	41,892
Total other payables and accrued liabilities		$ 1,481,319	$ 468,225

[1]	These balances were carried from ACAC as a result on 1% excise tax on certain repurchases (including redemptions) of stock by publicly traded U.S. domestic corporations and certain U.S. domestic subsidiaries of publicly traded foreign corporations occurring on or after January 1, 2023 under the Inflation Reduction Act of 2022.